Average Annual Total Returns{- Fidelity® SAI Real Estate Index Fund} - 07.31 Fidelity SAI Real Estate Index Fund PRO-09 - Fidelity® SAI Real Estate Index Fund	Fidelity SAI Real Estate Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Real Estate Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Real Estate Index Fund-Default After Taxes on Distributions and Sales Since Inception		Past 1 year	Since Inception		IXWEX Past 1 year	IXWEX Since Inception	IXWLE Past 1 year	IXWLE Since Inception
Total	(11.10%)	4.11%	[1]	(11.90%)	2.92%	[1]	(6.40%)	2.78%	[1]	(11.20%)	4.12%	[1]	(3.96%)	[1]	(11.19%)	4.12%	[1]

[1]	(a)From February 2, 2016